FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22988

Nuveen Global High Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2016

Item 1. Proxy Voting Record

Institutional Account Name	Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Proponent	Proposal Text	Management Recommendation	Vote Instruction
Nuveen Global High Income Fund	Verso Paper Holdings LLC / Verso Paper Inc	VRS	92531XAP7	Written Consent	13-Jun-16	Management	The Plan	For	For
Nuveen Global High Income Fund	Verso Paper Holdings LLC / Verso Paper Inc	VRS	92531XAP7	Written Consent	13-Jun-16	Management	Opt Out Of The Releases By Holder Of Claims That Has Rejected The Plan (does Not Grant The Releases Set Forth In Article 12.4 (b) Of The Plan	For	For
Nuveen Global High Income Fund	Alpha Natural Resources, Inc.	ANRZQ	02076XAF9	Written Consent	29-Jun-16	Management	The Plan - Class 6c: Non-second Lien Category 2 General Unsecured Claims	None	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Global High Income Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 29, 2016